Shareholders' Equity(Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company’s option plans as of December 31, 2016 and 2015 and changes during the years then ended are presented below:

	2016		2015
		Weighted		Weighted
		average	Number of	average
	Number of	exercise	share	exercise
	share options	price	options	price
Options outstanding at beginning of year	1,753,753	$2.12	1,619,003	$1.71

Granted	856,500	$6.08	271,000	$7.21

Forfeited	(83,750)	$6.00	(136,250)	$7.37

Exercised	(115,613)	$2.22	-	-

Outstanding at end of year	2,410,890	$3.39	1,753,753	$2.12

Options exercisable at year end	1,385,829	$1.38	1,338,097	$0.92